Note 2 - Investment Securities (Detail) - Amortized Cost and Fair Value of Securities by Contractual Maturity (USD $)	Dec. 31, 2012
Securities held to maturity:
Due in one year or less	$ 853,965
Due in one year or less	858,014
Due after one year through five years	9,801,254
Due after one year through five years	9,813,395
Due after five years	61,424,166
Due after five years	62,334,297
72,079,385
73,005,706
Securities available for sale:
Due in one year or less	995,005
Due in one year or less	995,917
Due after one year through five years	33,202,789
Due after one year through five years	33,663,178
Due after five years	326,967,416
Due after five years	330,275,412
361,165,210
364,934,507
Securities with no stated maturity date, amortized cost	522,547,519
Securities with no stated maturity date, fair value	530,159,986
Callable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	13,498,939
Securities with no stated maturity date, fair value	14,381,300
Municipal securities, held to maturity	46,672,253
Municipal securities, held to maturity	47,157,578
Callable Securities [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	304,670,224
Securities with no stated maturity date, fair value	306,253,738
Callable Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	318,169,163
Securities with no stated maturity date, fair value	320,635,038
Residential Mortgage Backed Securities [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	160,035,196
Securities with no stated maturity date, fair value	163,601,103
Equity Securities, Other [Member]
Securities available for sale:
Securities with no stated maturity date, amortized cost	1,347,113
Securities with no stated maturity date, fair value	$ 1,624,376